Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Estimates

The Companies make certain estimates and assumptions in preparing their Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues, expenses and cash flows for the periods presented. Actual results may differ from those estimates.

Consolidation

The Companies’ Consolidated Financial Statements include, after eliminating intercompany transactions and balances, their accounts, those of their respective majority-owned subsidiaries and non-wholly-owned entities in which they have a controlling financial interest. For certain partnership structures, income is allocated based on the liquidation value of the underlying contractual arrangements. Clearway’s ownership interest in Four Brothers and Three Cedars (through December 2021), Terra Nova Renewable Partners’ 33% interest in certain Dominion Energy nonregulated solar projects (through December 2021) and Brookfield’s 25% interest in Cove Point (through November 2020) are reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements.

The Companies report certain contracts, instruments and investments at fair value. See below and Note 6 for further information on fair value measurements.

The Companies consider acquisitions or dispositions in which substantially all of the fair value of the gross assets acquired or disposed of is concentrated into a single identifiable asset or group of similar identifiable assets to be an acquisition or a disposition of an asset, rather than a business. See Notes 3 and 10 for further information on such transactions.

Dominion Energy maintains pension and other postretirement benefit plans and Virginia Power participates in certain of these plans. See Note 22 for further information on these plans.

Reclassifications	Amounts disclosed for Dominion Energy are inclusive of Virginia Power, where applicable.
Operating Revenue

Operating Revenue

Operating revenue is recorded on the basis of services rendered, commodities delivered, or contracts settled and includes amounts yet to be billed to customers. The Companies collect sales, consumption and consumer utility taxes; however, these amounts are excluded from revenue. Dominion Energy’s customer receivables and current assets held for sale at December 31, 2022 and 2021 included in aggregate $1.1 billion and $779 million, respectively, of accrued unbilled revenue based on estimated amounts of electricity and natural gas delivered but not yet billed to its utility customers. The balances presented within current assets held for sale were $324 million $232 million at December 31, 2022 and 2021, respectively. Virginia Power’s customer receivables at December 31, 2022 and 2021 included $620 million and $398 million, respectively, of accrued unbilled revenue based on estimated amounts of electricity delivered but not yet billed to its customers. See Note 25 for amounts attributable to related parties.

The primary types of sales and service activities reported as operating revenue for Dominion Energy are as follows:

Revenue from Contracts with Customers

•
Regulated electric sales consist primarily of state-regulated retail electric sales, and federally-regulated wholesale electric sales and electric transmission services;
•
Nonregulated electric sales consist primarily of sales of electricity at market-based rates and contracted fixed rates and associated hedging activity as well as sales to Virginia Power customers from non-jurisdictional solar generation facilities;
•
Regulated gas sales consist primarily of state-regulated natural gas sales and related distribution services;
•
Regulated gas transportation and storage sales consist of state-regulated sales of gathering services (through August 2022) and sales of transportation services to off-system customers;
•
Other regulated revenue consists primarily of miscellaneous service revenue from electric and gas distribution operations and sales of excess electric capacity and other commodities; and
•
Other nonregulated revenue consists primarily of sales of other miscellaneous products. Other nonregulated revenue also includes sales of energy-related products and services from Dominion Energy’s retail energy marketing operations (through December 2021), service concession arrangements (through December 2022) and revenue associated with services provided to entities presented in discontinued operations under transition services agreements.

Other Revenue

•
Other revenue consists primarily of alternative revenue programs, gains and losses from derivative instruments not subject to hedge accounting and lease revenues.

The primary types of sales and service activities reported as operating revenue for Virginia Power are as follows:

Revenue from Contracts with Customers

•
Regulated electric sales consist primarily of state-regulated retail electric sales and federally-regulated wholesale electric sales and electric transmission services;
•
Nonregulated electric sales consists of sales to customers from non-jurisdictional solar generation facilities;
•
Other regulated revenue consists primarily of sales of excess capacity and other commodities and miscellaneous service revenue from electric distribution operations; and
•
Other nonregulated revenue consists primarily of revenue from renting space on certain electric transmission poles and distribution towers and service concession arrangements (through October 2022).

Other Revenue

•
Other revenue consists primarily of alternative revenue programs, gains and losses from derivative instruments not subject to hedge accounting and lease revenues.

The Companies record refunds to customers as required by state commissions as a reduction to regulated electric sales or regulated gas sales, as applicable. The Companies’ revenue accounted for under the alternative revenue program guidance primarily consists of the equity return for under-recovery of certain riders. Alternative revenue programs compensate the Companies for certain projects and initiatives. Revenues arising from these programs are presented separately from revenue arising from contracts with customers in the categories above.

Revenues from electric and gas sales are recognized over time, as the customers of the Companies consume gas and electricity as it is delivered. Fixed fees are recognized ratably over the life of the contract as the stand-ready performance obligation is satisfied, while variable usage fees are recognized when Dominion Energy has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the performance obligation completed to date. Sales of products and services typically transfer control and are recognized as revenue upon delivery of the product or service. The customer is able to direct the use of, and obtain substantially all of the benefits from, the product at the time the product is delivered. The contract with the customer states the final terms of the sale, including the description, quantity and price of each product or service purchased. Payment for most sales and services varies by contract type but is typically due within a month of billing.

Operating revenue for the gas transmission and storage operations sold to BHE as part of the GT&S Transaction and sold to Southwest Gas as part of the Q-Pipe Group sale primarily consisted of FERC-regulated sales of transmission and storage services, LNG terminalling services, sales of extracted products and associated hedging activities and NGL activities, including gathering and processing and sales of production and condensate as well as services performed for Atlantic Coast Pipeline. This revenue is included in discontinued operations in Dominion Energy’s Consolidated Statements of Income.

Transportation and storage contracts associated with the operations sold to BHE as part of the GT&S Transaction and sold to Southwest Gas as part of the Q-Pipe Group sale were primarily stand-ready service contracts that include fixed reservation and variable usage fees. LNG terminalling services, included in discontinued operations, are also stand-ready service contracts, primarily consisting of fixed fees, offset by service credits associated with the start-up phase of the Liquefaction Facility. NGLs received during natural gas processing are recorded in discontinued operations at fair value as service revenue recognized over time, and revenue continued to be recognized from the subsequent sale of the NGLs to customers upon delivery.

Operating revenue for the gas distribution operations to be sold to Enbridge as part of the East Ohio, PSNC and Questar Gas Transactions primarily consists of state-regulated natural gas sales to residential, commercial and industrial customers and related distribution services, state regulated gas distribution charges to retail distribution service customers opting for alternate suppliers and sales of commodities related to nonregulated extraction activities. This revenue is included in discontinued operations in Dominion Energy's Consolidated Statements of Income.

Transportation and storage contracts associated with the operations to be sold to Enbridge as part of the East Ohio, PSNC and Questar Gas Transactions are primarily stand-ready service contracts that include fixed reservation and variable usage fees. Substantially all of the revenue associated with these local gas distribution companies is derived from performance obligations satisfied over time and month-to-month billings according to their respective tariffs.

Credit Risk

Credit Risk

Credit risk is the risk of financial loss if counterparties fail to perform their contractual obligations. In order to minimize overall credit risk, credit policies are maintained, including the evaluation of counterparty financial condition, collateral requirements and the use of standardized agreements that facilitate the netting of cash flows associated with a single counterparty. In addition, counterparties may make available collateral, including letters of credit or cash held as margin deposits, as a result of exceeding agreed-upon credit limits, or may be required to prepay the transaction.

The Companies maintain a provision for credit losses based on factors surrounding the credit risk of their customers, historical trends and other information. Expected credit losses are estimated and recorded based on historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets held at amortized cost as well as expected credit losses on commitments with respect to financial guarantees.

Electric Fuel, Purchased Energy and Purchased Gas-Deferred Costs

Electric Fuel, Purchased Energy and Purchased Gas-Deferred Costs

Where permitted by regulatory authorities, the differences between the Companies’ actual electric fuel and purchased energy expenses and Dominion Energy’s purchased gas expenses and the related levels of recovery for these expenses in current rates are deferred and matched against recoveries in future periods. The deferral of costs in excess of current period fuel rate recovery is recognized as a regulatory asset, while rate recovery in excess of current period fuel expenses is recognized as a regulatory liability.

Of the cost of fuel used in electric generation and energy purchases to serve Virginia utility customers, at December 31, 2022, approximately 86% is subject to Virginia Power’s deferred fuel accounting, while substantially all of the remaining amount is subject to recovery through similar mechanisms. Of the cost of fuel used in electric generation and energy purchases to serve South Carolina utility customers, at December 31, 2022, approximately 96% is subject to DESC’s deferred fuel accounting.

Virtually all of East Ohio, Questar Gas, DESC and PSNC’s natural gas purchases are either subject to deferral accounting or are recovered from the customer in the same accounting period as the sale.

Dominion Energy can earn certain cost saving sharing incentives under the Wexpro Agreements to the extent that the cost of gas supplied to Questar Gas is a certain amount lower than third-party market rates. In 2022, Dominion Energy recorded $27 million for such incentives, reflected in discontinued operations in Dominion Energy's Consolidated Statements of Income. No amounts were recorded for the years ended December 31, 2021 or 2020.

Income Taxes

Income Taxes

A consolidated federal income tax return is filed for Dominion Energy and its subsidiaries, including Virginia Power. In addition, where applicable, combined income tax returns for Dominion Energy and its subsidiaries are filed in various states; otherwise, separate state income tax returns are filed.

Virginia Power participates in intercompany tax sharing agreements with Dominion Energy and its subsidiaries. Current income taxes are based on taxable income or loss and credits determined on a separate company basis.

Under the agreements, if a subsidiary incurs a tax loss or earns a credit, recognition of current income tax benefits is limited to refunds of prior year taxes obtained by the carryback of the net operating loss or credit or to the extent the tax loss or credit is absorbed by the taxable income of other Dominion Energy consolidated group members. Otherwise, the net operating loss or credit is carried forward and is recognized as a deferred tax asset until realized.

Accounting for income taxes involves an asset and liability approach. Deferred income tax assets and liabilities are provided, representing future effects on income taxes for temporary differences between the bases of assets and liabilities for financial reporting and tax purposes. Accordingly, deferred taxes are recognized for the future consequences of different treatments used for the reporting of transactions in financial accounting and income tax returns. The Companies establish a valuation allowance when it is more-likely-than-not that all, or a portion, of a deferred tax asset will not be realized. Where the treatment of temporary differences is different for rate-regulated operations, a regulatory asset is recognized if it is probable that future revenues will be provided for the payment of deferred tax liabilities.

The Companies recognize positions taken, or expected to be taken, in income tax returns that are more-likely-than-not to be realized, assuming that the position will be examined by tax authorities with full knowledge of all relevant information.

If it is not more-likely-than-not that a tax position, or some portion thereof, will be sustained, the related tax benefits are not recognized in the financial statements. Unrecognized tax benefits may result in an increase in income taxes payable, a reduction of income tax refunds receivable or changes in deferred taxes. Also, when uncertainty about the deductibility of an amount is limited to the timing of such deductibility, the increase in income taxes payable (or reduction in tax refunds receivable) is accompanied by a decrease in deferred tax liabilities. Except when such amounts are presented net with amounts receivable from or amounts prepaid to tax authorities, noncurrent income taxes payable related to unrecognized tax benefits are classified in other deferred credits and other liabilities on the Consolidated Balance Sheets and current payables are included in accrued interest, payroll and taxes on the Consolidated Balance Sheets.

The Companies recognize interest on underpayments and overpayments of income taxes in interest expense and other income, respectively. Penalties are also recognized in other income.

In 2021, Dominion Energy reflected a $21 million benefit from the reversal of interest expense and a $7 million benefit from the reversal of penalty expense on uncertain tax positions that were effectively settled.

At December 31, 2022, Virginia Power had a net income tax-related affiliated payable of $22 million, comprised of $25 million of federal income taxes payable to, and $3 million of state income taxes receivable from, Dominion Energy. Virginia Power’s net affiliated balances are expected to be paid to Dominion Energy.

At December 31, 2021, Virginia Power had an income tax-related affiliated receivable of $35 million, comprised of $33 million of federal income taxes and $2 million of state income taxes receivable from Dominion Energy. These affiliated balances were received from Dominion Energy.

Investment tax credits are recognized by nonregulated operations in the year qualifying property is placed in service. For regulated operations, investment tax credits are deferred and amortized over the service lives of the properties giving rise to the credits. Production tax credits are recognized as energy is generated and sold. The IRA allows the election of either the investment tax credit or production tax credit for certain technologies including solar and wind. Such election is made on a project-by-project basis and the choice of credit may vary based on a combination of factors including, but not limited to, capital expenditures and net capacity factors.

Cash, Restricted Cash and Equivalents

Cash, Restricted Cash and Equivalents

Cash, restricted cash and equivalents include cash on hand, cash in banks and temporary investments purchased with an original maturity of three months or less.

Current banking arrangements generally do not require checks to be funded until they are presented for payment. The following table illustrates the checks outstanding but not yet presented for payment and recorded in accounts payable for the Companies:

At December 31,	2022	2021
(millions)
Dominion Energy	$35	$54
Virginia Power	21	15

Restricted Cash and Equivalents

The Companies hold restricted cash and equivalent balances that primarily consist of amounts held for litigation settlements, customer deposits, federal assistance funds and future debt payments on SBL Holdco and Dominion Solar Projects III, Inc.’s term loan agreements (through December 2021), on DECP Holdings’ term loan agreement and on Eagle Solar’s senior note agreement.

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the years ended December 31, 2022, 2021, 2020 and 2019:

	Cash, Restricted Cash and Equivalents at End/Beginning of Year
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
(millions)
Dominion Energy
Cash and cash equivalents(1)	$153	$283	$179	$166
Restricted cash and equivalents(2)	188	125	68	103
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$341	$408	$247	$269
Virginia Power
Cash and cash equivalents	$22	$26	$35	$17
Restricted cash and equivalents(3)	2	—	—	7
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$24	$26	$35	$24
(1)
At December 31, 2022, 2021, 2020 and 2019, Dominion Energy had $34 million, $34 million, $21 million and $47 million, respectively, of cash and cash equivalents included in current assets held for sale.
(2)
At December 31, 2022, 2021, 2020 and 2019, Dominion Energy had $2 million, less than $1 million, $3 million and $12 million, respectively, of restricted cash and equivalents included in current assets held for sale with the remaining balances presented within other current assets in Dominion Energy's Consolidated Balance Sheets..
(3)
Restricted cash and equivalents balances are presented within other current assets in Virginia Power’s Consolidated Balance Sheets.

Supplemental Cash Flow Information

The following table provides supplemental disclosure of cash flow information related to Dominion Energy:

Year Ended December 31,	2022	2021	2020
(millions)
Cash paid during the year for:
Interest and related charges, excluding capitalized amounts	$1,408	$1,340	$1,519
Income taxes	139	160	292
Significant noncash investing and financing activities:(1)(2)
Accrued capital expenditures	979	637	485
Leases(3)	144	96	173
(1)
See Note 9 for noncash investing activities related to the acquisition of a noncontrolling interest in Wrangler and Dominion Privatization.
(2)
See Notes 18, 19, 20 and 23 for noncash financing activities related to the contribution of stock to Dominion Energy’s defined benefit pension plan, remarketing of Series A Preferred Stock, derivative restructuring and the issuance of common stock and transfer of property associated with the settlement of litigation.
(3)
Includes $34 million of finance leases and $110 million of operating leases entered in 2022, $47 million of finance leases and $49 million of operating leases entered in 2021 and $46 million of finance leases and $127 million of operating leases entered in 2020.

The following table provides supplemental disclosure of cash flow information related to Virginia Power:

Year Ended December 31,	2022	2021	2020
(millions)
Cash paid (received) during the year for:
Interest and related charges, excluding capitalized amounts	$599	$501	$491
Income taxes	(54)	109	452
Significant noncash investing activities:(1)
Accrued capital expenditures	665	363	262
Leases(2)	116	79	32
(1)
See Note 18 for non-cash financing activities related to derivative restructuring.
(2)
Includes $26 million of finance leases and $90 million of operating leases entered in 2022, $37 million of finance leases and $42 million of operating leases entered in 2021 and $32 million of finance leases entered in 2020.

Distributions from Equity Method Investees

Dominion Energy holds investments that are accounted for under the equity method of accounting and classifies distributions from equity method investees as either cash flows from operating activities or cash flows from investing activities in the Consolidated Statements of Cash Flows according to the nature of the distribution. Distributions received are classified on the basis of the nature of the activity of the investee that generated the distribution as either a return on investment (classified as cash flows from operating activities) or a return of an investment (classified as cash flows from investing activities) when such information is available to Dominion Energy.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. However, the use of a mid-market pricing convention (the mid-point between bid and ask prices) is permitted. Fair values are based on assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and the risks inherent in valuation techniques and the inputs to valuations. This includes not only the credit standing of counterparties involved and the impact of credit enhancements but also the impact of the Companies’ own nonperformance risk on their liabilities. Fair value measurements assume that the transaction occurs in the principal market for the asset or liability (the market with the most volume and activity for the asset or liability from the perspective of the reporting entity), or in the absence of a principal market, the most advantageous market for the asset or liability (the market in which the reporting entity would be able to maximize the amount received or minimize the amount paid). Dominion Energy applies fair value measurements to certain assets and liabilities including commodity, interest rate and/or foreign currency exchange rate derivative instruments, and other investments including those held in nuclear decommissioning, rabbi, and pension and other postretirement benefit plan trusts, in accordance with the requirements discussed above. Virginia Power applies fair value measurements to certain assets and liabilities including commodity, interest rate and/or foreign currency exchange rate derivative instruments and other investments including those held in the nuclear decommissioning trust, in accordance with the requirements discussed above. The Companies apply credit adjustments to their derivative fair values in accordance with the requirements described above.

Inputs and Assumptions

Fair value is based on actively-quoted market prices, if available. In the absence of actively-quoted market prices, price information is sought from external sources, including industry publications, and to a lesser extent, broker quotes. When evaluating pricing information provided by Designated Contract Market settlement pricing, other pricing services, or brokers, the Companies consider the ability to transact at the quoted price, i.e. if the quotes are based on an active market or an inactive market and to the extent which pricing models are used, if pricing is not readily available. If pricing information from external sources is not available, or if the Companies believe that observable pricing is not indicative of fair value, judgment is required to develop the estimates of fair value. In those cases the unobservable inputs are developed and substantiated using historical information, available market data, third-party data and statistical analysis. Periodically, inputs to valuation models are reviewed and revised as needed, based on historical information, updated market data, market liquidity and relationships and changes in third-party sources.

For options and contracts with option-like characteristics where observable pricing information is not available from external sources, the Companies generally use a modified Black-Scholes Model that considers time value, the volatility of the underlying commodities and other relevant assumptions when estimating fair value. The Companies use other option models under special circumstances, including but not limited to Spread Approximation Model and a Swing Option Model. For contracts with unique characteristics, the Companies may estimate fair value using a discounted cash flow approach deemed appropriate in the circumstances and applied consistently from period to period. For individual contracts, the use of different valuation models or assumptions could have a significant effect on the contract’s estimated fair value.

The inputs and assumptions used in measuring fair value include the following:

Derivative Contracts
Inputs and assumptions	Commodity	Interest Rate	Foreign Currency Exchange Rate	Investments
Forward commodity prices	X
Transaction prices	X
Price volatility	X
Price correlation	X
Volumes	X
Commodity location	X
Interest rate curves		X
Foreign currency forward exchange rates			X
Quoted securities prices and indices				X
Securities trading information including volume and restrictions				X
Maturity				X
Interest rates	X		X	X
Credit quality of counterparties and the Companies	X	X	X	X
Credit enhancements	X	X
Notional value		X	X
Time value	X	X	X

Levels

The Companies also utilize the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1—Quoted prices (unadjusted) in active markets for identical assets and liabilities that they have the ability to access at the measurement date. Instruments categorized in Level 1 primarily consist of financial instruments such as certain exchange-traded derivatives and exchange-listed equities, U.S. and international equity securities, mutual funds and certain Treasury securities held in nuclear decommissioning trust funds for the Companies and benefit plan trust funds and rabbi trust funds for Dominion Energy.
•
Level 2—Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived from observable market data by correlation or other means. Instruments categorized in Level 2 primarily include commodity forwards and swaps, interest rate swaps, foreign currency exchange rate instruments and cash and cash equivalents, corporate debt instruments, government securities and other fixed income investments held in nuclear decommissioning trust funds for the Companies and benefit plan trust funds and rabbi trust funds for Dominion Energy.
•
Level 3—Unobservable inputs for the asset or liability, including situations where there is little, if any, market activity for the asset or liability. Instruments categorized in Level 3 for the Companies consist of long-dated commodity derivatives, FTRs, certain natural gas options and other modeled commodity derivatives.

The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. In these cases, the lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability. Alternative investments, consisting of investments in partnerships, joint ventures and other alternative investments held in nuclear decommissioning and benefit plan trust funds, are generally valued using NAV based on the proportionate share of the fair value as determined by reference to the most recent audited fair value financial statements or fair value statements provided by the investment manager adjusted for any significant events occurring between the investment manager’s and the Companies’ measurement date. Alternative investments recorded at NAV are not classified in the fair value hierarchy.

Transfers out of Level 3 represent assets and liabilities that were previously classified as Level 3 for which the inputs became observable for classification in either Level 1 or Level 2. Because the activity and liquidity of commodity markets vary substantially between regions and time periods, the availability of observable inputs for substantially the full term and value of the Companies’ over-the-counter derivative contracts is subject to change.

Derivative Instruments

Derivative Instruments

The Companies are exposed to the impact of market fluctuations in the price of electricity, natural gas and other energy-related products they market and purchase, as well as interest rate and foreign currency exchange rate risks in their business operations. The Companies use derivative instruments such as physical and financial forwards, futures, swaps, options, foreign currency transactions and FTRs to manage the commodity, interest rate and/or foreign currency exchange rate risks of their business operations.

Derivative assets and liabilities are presented gross on the Companies’ Consolidated Balance Sheets. Derivative contracts representing unrealized gain positions and purchased options are reported as derivative assets. Derivative contracts representing unrealized losses and options sold are reported as derivative liabilities. All derivatives, except those for which an exception applies, are required to be reported at fair value. One of the exceptions to fair value accounting, normal purchases and normal sales, may be elected when the contract satisfies certain criteria, including a requirement that physical delivery of the underlying commodity is probable. Expenses and revenues resulting from deliveries under normal purchase contracts and normal sales contracts, respectively, are included in earnings at the time of contract performance. See Fair Value Measurements above for additional information about fair value measurements and associated valuation methods for derivatives.

The Companies' derivative contracts include both over-the-counter transactions and those that are executed on an exchange or other trading platform (exchange contracts) and centrally cleared. Over-the-counter contracts are bilateral contracts that are transacted directly with a third party. Exchange contracts utilize a financial intermediary, exchange or clearinghouse to enter, execute or clear the transactions. Certain over-the-counter and exchange contracts contain contractual rights of offset through master netting arrangements, derivative clearing agreements and contract default provisions. In addition, the contracts are subject to conditional rights of offset through counterparty nonperformance, insolvency or other conditions.

In general, most over-the-counter transactions and all exchange contracts are subject to collateral requirements. Types of collateral for over-the-counter and exchange contracts include cash, letters of credit, and in some cases, other forms of security, none of which are subject to restrictions.

The Companies do not offset amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement. Dominion Energy had margin assets of $480 million and $678 million associated with cash collateral at December 31, 2022 and 2021, respectively. Dominion Energy had no margin liabilities associated with cash collateral at December 31, 2022 and 2021. Virginia Power had margin assets of $310 million and $167 million associated with cash collateral at December 31, 2022 and

2021, respectively. Virginia Power had no margin liabilities associated with cash collateral at December 31, 2022 and 2021. See Note 7 for further information about derivatives.

To manage price and interest rate risk, the Companies hold derivative instruments that are not designated as hedges for accounting purposes. However, to the extent the Companies do not hold offsetting positions for such derivatives, they believe these instruments represent economic hedges that mitigate their exposure to fluctuations in commodity prices or interest rates. All income statement activity, including amounts realized upon settlement, is presented in operating revenue, operating expenses, interest and related charges or discontinued operations based on the nature of the underlying risk.

Changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities for jurisdictions subject to cost-based rate regulation. Realized gains or losses on the derivative instruments are generally recognized when the related transactions impact earnings.

Derivative Instruments Designated as Hedging Instruments

In accordance with accounting guidance pertaining to derivatives and hedge accounting, the Companies designate a portion of their derivative instruments as either cash flow or fair value hedges for accounting purposes. For derivative instruments that are accounted for as cash flow hedges or fair value hedges, the cash flows from the derivatives and from the related hedged items are classified in operating cash flows.

Cash Flow Hedges

A majority of the Companies’ hedge strategies represents cash flow hedges of the variable price risk primarily associated with the use of interest rate swaps to hedge their exposure to variable interest rates on long-term debt. For transactions in which the Companies are hedging the variability of cash flows, changes in the fair value of the derivatives are reported in AOCI, to the extent they are effective at offsetting changes in the hedged item, or as appropriate to regulatory assets or regulatory liabilities. Any derivative gains or losses reported in AOCI are reclassified to earnings when the forecasted item is included in earnings, or earlier, if it becomes probable that the forecasted transaction will not occur. For cash flow hedge transactions, hedge accounting is discontinued if the occurrence of the forecasted transaction is no longer probable.

Fair Value Hedges

Dominion Energy may also designate interest rate swaps as fair value hedges on certain fixed rate long-term debt to manage interest rate exposure. For fair value hedge transactions, changes in the fair value of the derivative are generally offset currently in earnings by the recognition of changes in the hedged item’s fair value. Hedge accounting is discontinued if the hedged item no longer qualifies for hedge accounting.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at lower of original cost or fair value, if impaired. Capitalized costs include labor, materials and other direct and indirect costs such as asset retirement costs, capitalized interest and, for certain operations subject to cost-of-service rate regulation, AFUDC and overhead costs. The cost of repairs and maintenance, including minor additions and replacements, is generally charged to expense as it is incurred.

In 2022, 2021 and 2020, Dominion Energy capitalized interest costs and AFUDC to property, plant and equipment of $84 million, $96 million and $85 million, respectively. In addition, Dominion Energy capitalized interest costs and AFUDC represented in discontinued operations to property, plant and equipment presented as held for sale of $28 million, $21 million and $18 million, respectively. In 2022, 2021 and 2020, Virginia Power capitalized AFUDC to property, plant and equipment of $66 million, $78 million and $60 million, respectively.

Under Virginia law, certain Virginia jurisdictional projects qualify for current recovery of AFUDC through rate adjustment clauses. AFUDC on these projects is calculated and recorded as a regulatory asset and is not capitalized to property, plant and equipment. In 2022, 2021 and 2020, Virginia Power recorded $34 million, $35 million and $11 million of AFUDC related to these projects, respectively.

For property subject to cost-of-service rate regulation, including the Companies’ electric distribution, electric transmission and generation property and Dominion Energy’s natural gas distribution property, the undepreciated cost of such property, less salvage value, is generally charged to accumulated depreciation at retirement. Cost of removal collections from utility customers not representing AROs are recorded as regulatory liabilities. For property subject to cost-of-service rate regulation that will be abandoned significantly before the end of its useful life, the net carrying value is reclassified from plant-in-service when it becomes probable it will be abandoned and recorded as a regulatory asset for amounts expected to be collected through future rates.

In March 2020, Virginia Power committed to retire certain coal- and oil-fired generating units before the end of their useful lives based on economic and other factors, including but not limited to market power prices and the VCEA. These units will be retired after they meet their capacity obligations to PJM in 2023. As a result, Virginia Power recorded a charge of $751 million ($559 million after-tax) in impairment of assets and other charges in its Consolidated Statements of Income (reflected in the Corporate and Other segment) for the year ended December 31, 2020. This charge was considered a component of Virginia Power’s base rates deemed recovered under the GTSA, subject to review as discussed in Note 13. In addition, see Note 13 for information on the settlement of the 2021 Triennial Review. In 2022 and 2020, Virginia Power recorded charges of $167 million ($124 million after-tax) and $54 million ($40 million after-tax), respectively, in impairment of assets and other charges in its Consolidated Statements of Income (reflected in the Corporate and Other segment) associated with dismantling certain of these electric generation facilities.

For property that is not subject to cost-of-service rate regulation, including nonutility property, cost of removal not associated with AROs is charged to expense as incurred. The Companies also record gains and losses upon retirement based upon the difference between the proceeds received, if any, and the property’s net book value at the retirement date.

Depreciation of property, plant and equipment is computed on the straight-line method based on projected service lives. The Companies’ average composite depreciation rates on utility property, plant and equipment are as follows:

Year Ended December 31,	2022	2021	2020
(percent)
Dominion Energy(1)
Generation	2.71	2.63	2.51
Transmission	2.32	2.52	2.52
Distribution	2.80	2.85	2.75
Storage	2.69	2.94	2.93
General and other	4.42	4.48	4.77
Virginia Power
Generation	2.84	2.69	2.52
Transmission	2.29	2.51	2.52
Distribution	2.76	3.18	3.19
General and other	4.78	5.08	5.09
(1)
Excludes rates for depreciation reported as discontinued operations.

In 2020, Virginia Power updated depreciation rates for its nuclear plants to reflect lower depreciation rates as a result of expected approval of license extensions from the NRC. For the year ended December 31, 2020, this adjustment resulted in a decrease of $31 million ($23 million after-tax) in depreciation expense in Virginia Power’s Consolidated Statements of Income and an increase to Dominion Energy’s EPS of $0.03 per share.

In January 2022, Dominion Energy revised the estimated useful life of its non-jurisdictional and certain nonregulated solar generation facilities to 35 years. This revision resulted in an annual decrease of depreciation expense of $16 million ($12 million after-tax), including $6 million ($4 million after-tax) at Virginia Power, and increased Dominion Energy’s EPS by approximately $0.02.

In the first quarter of 2022, Virginia Power revised the depreciation rates for its assets to reflect the results of a new depreciation study. The change resulted in a decrease in depreciation expense in Virginia Power’s Consolidated Statements of Income of $60 million ($45 million after-tax) and increased Dominion Energy’s EPS by $0.05.

Virginia Power’s non-jurisdictional solar generation property, plant and equipment is depreciated using the straight-line method over an estimated useful life of 35 years, effective January 2022.

Capitalized costs of development wells and leaseholds are amortized on a field-by-field basis using the unit-of-production method and the estimated proved developed or total proved gas and oil reserves, at a rate of $1.67 and $1.92 per mcfe in 2022 and 2021, respectively.

Dominion Energy’s nonutility property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives:

Asset	Estimated Useful Lives
Nonregulated generation-nuclear	44 years
Nonregulated generation-other	15-35 years
General and other	5-59 years

Nuclear fuel used in electric generation is amortized over its estimated service life on a units-of-production basis. The Companies report the amortization of nuclear fuel in electric fuel and other energy-related purchases expense in their Consolidated Statements of Income and in depreciation and amortization in their Consolidated Statements of Cash Flows.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets

The Companies perform an evaluation for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets or intangible assets with finite lives may not be recoverable. A long-lived or intangible asset is written down to fair value if the sum of its expected future undiscounted cash flows is less than its carrying amount. Intangible assets with finite lives are amortized over their estimated useful lives. See Note 6 for further discussion on the impairment of long-lived assets.

Regulatory Assets and Liabilities

Regulatory Assets and Liabilities

The accounting for the Companies’ regulated electric and gas operations differs from the accounting for nonregulated operations in that the Companies are required to reflect the effect of rate regulation in their Consolidated Financial Statements. For regulated businesses subject to federal or state cost-of-service rate regulation, regulatory practices that assign costs to accounting periods may differ from accounting methods generally applied by nonregulated companies. When it is probable that regulators will permit the recovery of current costs through future rates charged to customers, these costs that otherwise would be expensed by nonregulated companies are deferred as regulatory assets. Likewise, regulatory liabilities are recognized when it is probable that regulators will require customer refunds or other benefits through future rates or when revenue is collected from customers for expenditures that have yet to be incurred.

The Companies evaluate whether or not recovery of their regulatory assets through future rates is probable as well as whether a regulatory liability due to customers is probable and make various assumptions in their analyses. These analyses are generally based on:

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Orders issued by regulatory commissions, legislation and judicial actions;
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Past experience;
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Discussions with applicable regulatory authorities and legal counsel;
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Forecasted earnings; and
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Considerations around the likelihood of impacts from events such as unusual weather conditions, extreme weather events and other natural disasters and unplanned outages of facilities.

Generally, regulatory assets and liabilities are amortized into income over the period authorized by the regulator. If recovery of a regulatory asset is determined to be less than probable, it will be written off in the period such assessment is made. A regulatory liability, if considered probable, will be recorded in the period such assessment is made or reversed into earnings if no longer probable. See Notes 12 and 13 to the Consolidated Financial Statements for additional information.

Leases

Leases

The Companies lease certain assets including vehicles, real estate, office equipment and other operational assets under both operating and finance leases. For the Companies’ operating leases, rent expense is recognized on a straight-line basis over the term of the lease agreement, subject to regulatory framework. Rent expense associated with operating leases, short-term leases and variable leases is primarily recorded in other operations and maintenance expense in the Companies’ Consolidated Statements of Income. Rent expense associated with finance leases results in the separate presentation of interest expense on the lease liability and amortization expense of the related right-of-use asset in the Companies’ Consolidated Statements of Income or, subject to regulatory framework, is deferred within regulatory assets in the Consolidated Balance Sheets and amortized into the Consolidated Statements of Income.

Certain of the Companies’ leases include one or more options to renew, with renewal terms that can extend the lease from one to 70 years. The exercise of renewal options is solely at the Companies’ discretion and is included in the lease term if the option is reasonably certain to be exercised. A right-of-use asset and corresponding lease liability for leases with original lease terms of one year or less are not included in the Consolidated Balance Sheets, unless such leases contain renewal options that the Companies are reasonably certain will be exercised. Additionally, certain of the Companies’ leases contain escalation clauses whereby payments are adjusted for consumer price or other indices or contain fixed dollar or percentage increases. The Companies also have leases with variable payments based upon usage of, or revenues associated with, the leased assets.

The determination of the discount rate utilized has a significant impact on the calculation of the present value of the lease liability included in the Companies’ Consolidated Balance Sheets. For the Companies’ fleet of leased vehicles, the discount rate is equal to the prevailing borrowing rate earned by the lessor. For the Companies’ remaining leased assets, the discount rate implicit in the lease is generally unable to be determined from a lessee perspective. As such, the Companies use internally-developed incremental borrowing rates as a discount rate in the calculation of the present value of the lease liability. The incremental borrowing rates are determined based on an analysis of the Companies’ publicly available unsecured borrowing rates, adjusted for a collateral discount, over various lengths of time that most closely correspond to the Companies’ lease maturities.

In addition, Dominion Energy acts as lessor under certain power purchase agreements in which the counterparty or counterparties purchase substantially all of the output of certain solar facilities. These leases are considered operating in nature. For such leasing arrangements, rental revenue and an associated accounts receivable are recorded when the monthly output of the solar facility is determined. Depreciation on these solar facilities is computed on a straight-line basis primarily over an estimated useful life of 35 years, effective January 2022.

Asset Retirement Obligations

Asset Retirement Obligations

The Companies recognize AROs at fair value as incurred or when sufficient information becomes available to determine a reasonable estimate of the fair value of future retirement activities to be performed, for which a legal obligation exists. These amounts are generally capitalized as costs of the related tangible long-lived assets. Since relevant market information is not available, fair value is estimated using discounted cash flow analyses. Quarterly, the Companies assess their AROs to determine if circumstances indicate that estimates of the amounts or timing of future cash flows associated with retirement activities have changed. AROs are adjusted when significant changes in the amounts or timing of future cash flows are identified. Dominion Energy reports accretion of AROs and depreciation on asset retirement costs associated with its natural gas pipelines of its distribution business as an adjustment to the related regulatory assets or liabilities when revenue is recoverable from customers for AROs. The Companies report accretion of AROs and depreciation on asset retirement costs associated with decommissioning its nuclear power stations as an adjustment to the regulatory asset or liability for certain jurisdictions. Additionally, the Companies report accretion of AROs and depreciation on asset retirement costs associated with certain rider and prospective rider projects and other electric generation and distribution facilities as an adjustment to the regulatory asset for certain jurisdictions. Accretion of all other AROs and depreciation of all other asset retirement costs are reported in other operations and maintenance expense and depreciation expense, respectively, in the Consolidated Statements of Income.

Debt Issuance Costs

Debt Issuance Costs

The Companies defer and amortize debt issuance costs and debt premiums or discounts over the expected lives of the respective debt issues, considering maturity dates and, if applicable, redemption rights held by others. Deferred debt issuance costs are recorded as a reduction in long-term debt in the Consolidated Balance Sheets. Amortization of the issuance costs is reported as interest expense. Unamortized costs associated with redemptions of debt securities prior to stated maturity dates are generally recognized and recorded in interest expense immediately. As permitted by regulatory authorities, gains or losses resulting from the refinancing or redemption of debt allocable to utility operations subject to cost-based rate regulation are deferred and amortized.

Investments

Investments

Debt Securities

Dominion Energy accounts for and classifies investments in debt securities as trading or available-for-sale securities. Virginia Power classifies investments in debt securities as available-for-sale securities.

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Debt securities classified as trading securities include securities held by Dominion Energy in rabbi trusts associated with certain deferred compensation plans. These securities are reported in other investments in the Consolidated Balance Sheets at fair value with net realized and unrealized gains and losses included in other income in the Consolidated Statements of Income.
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Debt securities classified as available-for-sale securities include all other debt securities, primarily comprised of securities held in the nuclear decommissioning trusts. These investments are reported at fair value in nuclear decommissioning trust funds in the Consolidated Balance Sheets. Net realized and unrealized gains and losses (including any credit-related impairments) on investments held in nuclear decommissioning trusts are deferred to a regulatory asset or liability, as applicable, for certain jurisdictions subject to cost-based regulation. For all other available-for-sale debt securities, including those held in Dominion Energy’s nonregulated generation nuclear decommissioning trusts, net realized gains and losses (including any credit-related impairments) are included in other income and unrealized gains and losses are reported as a component of AOCI, after-tax.

In determining realized gains and losses for debt securities, the cost basis of the security is based on the specific identification method.

Credit Impairment

The Companies periodically review their available-for-sale debt securities to determine whether a decline in fair value should be considered credit related. If a decline in the fair value of any available-for-sale debt security is determined to be credit related, the credit-related impairment is recorded to an allowance included in nuclear decommissioning trust funds in the Companies’ Consolidated Balance Sheets at the end of the reporting period, with such allowance for credit losses subject to reversal in subsequent evaluations.

Using information obtained from their nuclear decommissioning trust fixed-income investment managers, the Companies record in earnings, or defer as applicable for certain jurisdictions subject to cost-based regulation, any unrealized loss for a debt security when the manager intends to sell the debt security or it is more-likely-than-not that the manager will have to sell the debt security before recovery of its fair value up to its cost basis. If that is not the case, but the debt security is deemed to have experienced a credit loss, the Companies record the credit loss in earnings or defer as applicable for certain jurisdictions subject to cost-based regulation, with the remaining non-credit portion of the unrealized loss recorded in AOCI. Credit losses are evaluated primarily by considering the credit ratings of the issuer, prior instances of non-performance by the issuer and other factors

Equity Securities with Readily Determinable Fair Values

Equity securities with readily determinable fair values include securities held by Dominion Energy in rabbi trusts associated with certain deferred compensation plans and securities held by the Companies in the nuclear decommissioning trusts. The Companies record all equity securities with a readily determinable fair value, or for which they are permitted to estimate fair value using NAV (or its equivalent), at fair value in nuclear decommissioning trust funds and other investments in the Consolidated Balance Sheets. Net realized and unrealized gains and losses on equity securities held in the nuclear decommissioning trusts are deferred to a regulatory asset or liability, as applicable, for certain jurisdictions subject to cost-based regulation. For all other equity securities, including those held in Dominion Energy’s nonregulated generation nuclear decommissioning trusts and rabbi trusts, net realized and unrealized gains and losses are included in other income in the Consolidated Statements of Income.

Equity Securities without Readily Determinable Fair Values

The Companies account for illiquid and privately held securities without readily determinable fair values under either the equity method or cost method. Equity securities without readily determinable fair values include:

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Equity method investments when the Companies have the ability to exercise significant influence, but not control, over the investee. Dominion Energy’s investments are included in investments in equity method affiliates in its Consolidated Balance Sheets, except for the liability to Atlantic Coast Pipeline or where such investments are classified as held for sale. Dominion Energy records equity method adjustments in other income in its Consolidated Statements of Income, including its proportionate share of investee income or loss, gains or losses resulting from investee capital transactions, amortization of certain differences between the carrying value and the equity in the net assets of the investee at the date of investment and other adjustments required by the equity method.
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Cost method investments when the Companies do not have the ability to exercise significant influence over the investee. The Companies’ investments are included in other investments and nuclear decommissioning trust funds. Cost method investments are reported at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer.

Other-Than-Temporary Impairment

The Companies periodically review their equity method investments to determine whether a decline in fair value should be considered other-than-temporary. If a decline in the fair value of any security is determined to be other-than-temporary, the investment is written down to its fair value at the end of the reporting period.

Inventories

Inventories

Materials and supplies and fossil fuel inventories are valued primarily using the weighted-average cost method. Stored gas inventory is valued using the weighted-average cost method, except for East Ohio gas distribution operations, which are valued using the LIFO method and reflected in current assets held for sale in Dominion Energy's Consolidated Balance Sheets. Under the LIFO method, current stored gas inventory was valued at $14 million and $26 million at December 31, 2022 and December 31, 2021, respectively. Based on the average price of gas purchased during 2022 and 2021, the cost of replacing the current portion of stored gas inventory exceeded the amount stated on a LIFO basis by $129 million and $74 million, respectively.

In 2022, Dominion Energy wrote off certain inventory balances associated with certain nonrenewable electric generation facilities resulting in a $40 million charge ($30 million after-tax) recorded in impairments and other charges (reflected in the Corporate and Other segment) in its Consolidated Statements of Income, including $19 million ($14 million after-tax) at Virginia Power for inventory not expected to be utilized at such facilities prior to their planned retirement in the first half of 2023.

Goodwill

Goodwill

Dominion Energy evaluates goodwill for impairment annually as of April 1 and whenever an event occurs or circumstances change in the interim that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount.

New Accounting Standards

New Accounting Standards

Debt with Conversion Options and Contracts in an Entity’s Own Equity

In August 2020, the FASB issued revised accounting guidance for debt with conversion options and contracts in an entity’s own equity. The revised guidance eliminates the ability to assert cash settlement and exclude potential shares from the diluted EPS calculation for a contract that may be settled in stock or cash. The guidance became effective for Dominion Energy’s interim and annual reporting periods beginning January 1, 2022. Upon adoption, Dominion Energy applied the guidance using a modified retrospective approach and continued to apply the if-converted method to calculate diluted EPS in connection with any potentially dilutive instruments, or components of instruments, that may be settled in stock or cash.

Regulatory Matters Involving Potential Loss Contingencies

Regulatory Matters Involving Potential Loss Contingencies

As a result of issues generated in the ordinary course of business, the Companies are involved in various regulatory matters. Certain regulatory matters may ultimately result in a loss; however, as such matters are in an initial procedural phase, involve uncertainty as to the outcome of pending reviews or orders, and/or involve significant factual issues that need to be resolved, it is not possible for the Companies to estimate a range of possible loss. For regulatory matters that the Companies cannot estimate, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the regulatory process such that the Companies are able to estimate a range of possible loss. For regulatory matters that the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. Any estimated range is based on currently available information, involves elements of judgment and significant uncertainties and may not represent the Companies’ maximum possible loss exposure. The circumstances of such regulatory matters will change from time to time and actual results may vary significantly from the current estimate. For current matters not specifically reported below, management does not anticipate that the outcome from such matters would have a material effect on the Companies’ financial position, liquidity or results of operations.

Commitments and Contingencies

As a result of issues generated in the ordinary course of business, the Companies are involved in legal proceedings before various courts and are periodically subject to governmental examinations (including by regulatory authorities), inquiries and investigations. Certain legal proceedings and governmental examinations involve demands for unspecified amounts of damages, are in an initial procedural phase, involve uncertainty as to the outcome of pending appeals or motions, or involve significant factual issues that need to be resolved, such that it is not possible for the Companies to estimate a range of possible loss. For such matters that the Companies cannot estimate, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the litigation or investigative processes such that the Companies are able to estimate a range of possible loss. For legal proceedings and governmental examinations that the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. The Companies maintain various insurance programs, including general liability insurance coverage which provides coverage for personal injury or wrongful death cases. Any accrued liability is recorded on a gross basis with a receivable also recorded for any probable insurance recoveries. Estimated ranges of loss are inclusive of legal fees and net of any anticipated insurance recoveries. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the Companies’ maximum possible loss exposure. The circumstances of such legal proceedings and governmental examinations will change from time to time and actual results may vary significantly from the current estimate. For current proceedings not specifically reported below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the Companies’ financial position, liquidity or results of operations.

Guarantees, Surety Bonds and Letters of Credit

Dominion Energy also enters into guarantee arrangements on behalf of its consolidated subsidiaries, primarily to facilitate their commercial transactions with third parties. If any of these subsidiaries fail to perform or pay under the contracts and the counterparties seek performance or payment, Dominion Energy would be obligated to satisfy such obligation. To the extent that a liability subject to a guarantee has been incurred by one of Dominion Energy’s consolidated subsidiaries, that liability is included in the Consolidated Financial Statements. Dominion Energy is not required to recognize liabilities for guarantees issued on behalf of its subsidiaries unless it becomes probable that it will have to perform under the guarantees. Terms of the guarantees typically end once obligations have been paid. Dominion Energy currently believes it is unlikely that it would be required to perform or otherwise incur any losses associated with guarantees of its subsidiaries’ obligations.